NOTE 4. PRO FORMA ADJUSTMENTS - Audited Pro Forma Combined Statement of Information (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Quality Industrial Corp [Member]
Revenue
Cost of revenues
Gross profit
Operating expenses
Professional fees	255,111
Product Development
General and administrative	115,000
Total operating expenses	370,111
Profit/ Loss from Operations	370,111
Non-Operating expenses
Interest on Convertible Notes	31,855
Interest expense	1,984
Loss on License Agreement	104,550
Depreciation
Total other expenses	138,389
Non-Operating Income
Other Non-Operating Income
Gain on settlement & forgiveness of debt	457,071
Total Non-Operating Income	457,071
Net loss/ profit	(51,429)
Quality International Co Ltd Fzc [Member]
Revenue	65,603,673
Cost of revenues	43,931,541
Gross profit	21,672,132
Operating expenses
Professional fees
Product Development
General and administrative	11,101,017
Total operating expenses	11,101,017
Profit/ Loss from Operations	10,571,115
Non-Operating expenses
Interest on Convertible Notes
Interest expense	3,838,336
Loss on License Agreement
Depreciation	171,014
Total other expenses	4,009,350
Non-Operating Income
Other Non-Operating Income	262,932
Gain on settlement & forgiveness of debt
Total Non-Operating Income	262,932
Net loss/ profit	6,824,697
Pro Forma Adjustments [Member]
Revenue
Cost of revenues
Gross profit
Operating expenses
Professional fees
Product Development
General and administrative
Total operating expenses
Profit/ Loss from Operations
Non-Operating expenses
Interest on Convertible Notes
Interest expense
Loss on License Agreement
Depreciation
Total other expenses
Non-Operating Income
Other Non-Operating Income
Gain on settlement & forgiveness of debt
Total Non-Operating Income
Net loss/ profit
Pro Forma Combined [Member]
Revenue	65,603,673
Cost of revenues	43,931,541
Gross profit	21,672,132
Operating expenses
Professional fees	255,111
Product Development
General and administrative	11,216,017
Total operating expenses	11,471,128
Profit/ Loss from Operations	10,201,004
Non-Operating expenses
Interest on Convertible Notes	31,855
Interest expense	3,840,320
Loss on License Agreement	104,550
Depreciation	171,014
Total other expenses	4,147,739
Non-Operating Income
Other Non-Operating Income	262,932
Gain on settlement & forgiveness of debt	457,071
Total Non-Operating Income	720,003
Net loss/ profit	$ 6,773,268